UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: October 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	October 31, 2016

WESTERN ASSET

OREGON MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide Oregon investors with as high a level of dividend income exempt from regular federal income tax* and Oregon state personal income taxes as is consistent with prudent investment management and the preservation of capital.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Oregon Municipals Fund for the six-month reporting period ended October 31, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

November 30, 2016

II	Western Asset Oregon Municipals Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended October 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first and second quarter 2016 U.S. gross domestic product (“GDP”)i growth was 0.8% and 1.4%, respectively. The U.S. Department of Commerce’s second reading for third quarter 2016 GDP growth — released after the reporting period ended — was 3.2%. The improvement in GDP growth in the third quarter 2016 reflected an increase in private inventory investment, an acceleration in exports, an upturn in federal government spending and smaller decreases in state and local government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended on October 31, 2016, the unemployment rate was 4.9%, as reported by the U.S. Department of Labor. However, the percentage of longer-term unemployed edged slightly higher over the period. In October 2016, 25.2% of Americans looking for a job had been out of work for more than six months, versus 25.1% when the period began.

Western Asset Oregon Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. At its meeting that concluded on November 2, 2016 (after the reporting period ended), as well as during its prior meetings of the year, the Fed kept rates on hold. In the Fed’s statement after the November meeting it said, “The Committee judges that the case for an increase in the federal funds rate has continued to strengthen but decided, for the time being, to wait for some further evidence of continued progress toward its objectives. The stance of monetary policy remains accommodative, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation.”

Q. Did Treasury yields trend higher or lower during the six months ended October 31, 2016?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields were relatively flat overall during the six months ended October 31, 2016. Two-year Treasury yields began the reporting period at 0.77% and ended the period at 0.86%. Their peak of 0.92% took place on May 24 and May 25, 2016 and their low of 0.56% occurred on July 5, 2016. Ten-year Treasury yields began the reporting period at 1.83% and ended the period at 1.60%. Their peak of 1.88% took place on May 2, 2016 and their low of 1.37% occurred on July 5 and July 8, 2016.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market lagged its taxable bond counterpart during the six months ended October 31, 2016, as the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 0.49% and 1.51%, respectively. After posting positive returns during the first four months of the reporting period, the municipal bond market weakened over the last two months of the period. This turnaround was partially triggered by rising interest rates and a sharp increase in new issuance.

Performance review

For the six months ended October 31, 2016, Class A shares of Western Asset Oregon Municipals Fund, excluding sales charges, returned 0.41%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Oregon Municipal Bond Indexvi, returned 0.49% for the same period. The Lipper Other States Municipal Debt Funds Category Average1 returned 0.67% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended October 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 271 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Oregon Municipals Fund

Performance Snapshot as of October 31, 2016 (unaudited)
(excluding sales charges)	6 months
Western Asset Oregon Municipals Fund:
Class A	0.41%
Class C	0.13%
Class I	0.49%
Bloomberg Barclays Oregon Municipal Bond Index	0.49%
Lipper Other States Municipal Debt Funds Category Average[1]	0.67%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended October 31, 2016 for Class A, Class C and Class I shares were 3.18%, 2.77% and 3.47%, respectively. Absent current fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C and Class I shares would have been 3.11%, 2.69% and 3.34%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 1, 2016, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.83%, 1.39% and 0.76%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A shares, 1.30% for Class C shares and 0.60% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended October 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 271 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Oregon Municipals Fund	V

Investment commentary (cont’d)

recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

November 30, 2016

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. As a non-diversified fund, the Fund can invest a larger percentage of its assets in fewer issues than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. High-yield bonds, known as “junk bonds,” involve greater credit and liquidity risks than investment grade bonds. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Bloomberg Barclays Oregon Municipal Bond Index is a market value weighted index of Oregon investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one year or more.

VI	Western Asset Oregon Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of October 31, 2016 and April 30, 2016 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Oregon Municipals Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2016 and held for the six months ended October 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.41%	$1,000.00	$1,004.10	0.75%	$3.79	Class A	5.00%	$1,000.00	$1,021.42	0.75%	$3.82
Class C	0.13	1,000.00	1,001.30	1.30	6.56	Class C	5.00	1,000.00	1,018.65	1.30	6.61
Class I	0.49	1,000.00	1,004.90	0.60	3.03	Class I	5.00	1,000.00	1,022.18	0.60	3.06

2	Western Asset Oregon Municipals Fund 2016 Semi-Annual Report

[1]	For the six months ended October 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Oregon Municipals Fund 2016 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — October 31, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Oregon Municipal Bond Index
WA OR	— Western Asset Oregon Municipals Fund

4	Western Asset Oregon Municipals Fund 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — October 31, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Oregon Municipal Bond Index
WA OR	— Western Asset Oregon Municipals Fund

Western Asset Oregon Municipals Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited)

October 31, 2016

Western Asset Oregon Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.3%
Education — 12.5%
Oregon State Facilities Authority Revenue:
Senior College in Student Housing Project A, SCA, XLCA	5.250%	7/1/25	$1,210,000	$1,211,258
Willamette University Project	5.000%	10/1/27	995,000	1,029,984
Oregon State Health & Science University Revenue	5.000%	7/1/35	850,000	1,025,687
Oregon State University General Revenue	5.000%	4/1/45	2,000,000	2,344,000
University of Oregon General Revenue	5.000%	4/1/46	5,000,000	5,945,400
Total Education				11,556,329
Health Care — 14.6%
Multnomah County, OR, Hospital Facilities Authority Revenue, Adventist Health	5.125%	9/1/40	2,500,000	2,700,775
Oregon State Facilities Authority Revenue:
Legacy Health Project	5.000%	6/1/46	750,000	857,745	(a)
Peacehealth	5.000%	11/1/39	5,000,000	5,358,500
Providence Health & Services	5.000%	10/1/45	900,000	1,044,774
Samaritan Health Services Project	5.000%	10/1/46	1,000,000	1,121,630	(a)
Umatilla County, OR, Hospital Facility Authority Revenue:
Catholic Health Initiatives	5.500%	3/1/22	45,000	45,181
Catholic Health Initiatives	5.000%	5/1/22	880,000	883,194
Catholic Health Initiatives	5.000%	5/1/32	1,010,000	1,013,101
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community	5.000%	11/15/46	400,000	435,376
Total Health Care				13,460,276
Industrial Revenue — 3.0%
Port Morrow, OR, PCR, Portland General Electric Co.	5.000%	5/1/33	2,500,000	2,801,150
Local General Obligation — 12.6%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO, Convertible Deferred Interest, School Board Guaranty, Step Bond	5.000%	6/15/33	2,115,000	2,536,414	(b)
Lane County, OR, School District # 19 Springfield, GO:
CAB, School Board Guaranty	0.000%	6/15/35	2,435,000	1,314,267
School Board Guaranty	5.000%	6/15/31	1,000,000	1,201,270
Marion County, OR, School District # 103 Woodburn, GO:
School Board Guaranty	5.000%	6/15/34	1,000,000	1,195,260
School Board Guaranty	5.000%	6/15/35	1,000,000	1,192,690
Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	2,000,000	1,195,180

See Notes to Financial Statements.

6	Western Asset Oregon Municipals Fund 2016 Semi-Annual Report

Western Asset Oregon Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Local General Obligation — continued
Yamhill County, OR, School District #40, GO:
School Board Guaranty	4.000%	6/15/37	$1,500,000	$1,620,555
School Board Guaranty	4.000%	6/15/38	1,300,000	1,401,101
Total Local General Obligation				11,656,737
Other — 1.3%
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/29	1,000,000	1,148,290
Pre-Refunded/Escrowed to Maturity — 34.2%
Deschutes County, OR, Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, AMBAC	5.375%	1/1/35	4,300,000	4,525,836	(c)
Lane County, OR, Metropolitan Wastewater Management Commission Revenue, NATL	5.000%	11/1/24	275,000	275,000	(c)
Oregon State Department of Administrative Services:
COP	5.000%	5/1/29	1,300,000	1,427,114	(c)
Lottery Revenue	5.000%	4/1/28	1,000,000	1,094,540	(c)
Lottery Revenue	5.000%	4/1/29	1,750,000	1,915,445	(c)
Oregon State Facilities Authority Revenue:
University Portland Project	5.000%	4/1/32	3,545,000	3,750,894	(c)
Willamette University Project	5.000%	10/1/27	2,705,000	2,807,898	(c)
Oregon State Health & Sciences University Revenue	5.750%	7/1/39	4,900,000	5,511,030	(c)(d)
Oregon State, GO, State Property	5.000%	5/1/36	3,000,000	3,498,780	(c)
Portland, OR, EDR, Broadway Housing LLC Project	6.500%	4/1/35	3,000,000	3,318,180	(c)
Portland, OR, Sewer Systems Revenue	5.000%	6/15/33	3,250,000	3,464,987	(c)
Total Pre-Refunded/Escrowed to Maturity				31,589,704
Special Tax Obligation — 3.4%
Keizer, OR	5.200%	6/1/31	1,150,000	1,218,506
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	2,000,000	1,957,760
Total Special Tax Obligation				3,176,266
State General Obligation — 3.8%
Oregon State, GO, Higher Education	5.000%	8/1/43	3,000,000	3,515,760
Transportation — 4.7%
Oregon State Department of Transportation, Highway User Tax Revenue	5.000%	11/15/31	1,000,000	1,217,470
Oregon State Department of Transportation, Highway User Tax Revenue, Senior Lien	5.000%	11/15/19	1,400,000	1,461,418
Port of Portland, OR, Airport Revenue	5.000%	7/1/44	1,500,000	1,702,815	(e)
Total Transportation				4,381,703

See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

October 31, 2016

Western Asset Oregon Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — 7.2%
Clackamas River Water, OR, Water Revenue	5.000%	11/1/43	$1,000,000	$1,171,890
Clackamas River Water, OR, Water Revenue	5.000%	11/1/46	660,000	771,811
Clean Water Services, OR, Revenue:
Senior Lien	5.000%	10/1/27	750,000	971,273
Senior Lien	5.000%	10/1/28	750,000	974,460
Eugene, OR, Water Revenue, Utility System	4.000%	8/1/45	1,000,000	1,083,040
Guam Government Waterworks Authority, Water & Wastewater System Revenue	5.000%	1/1/46	1,500,000	1,709,415
Port of Umatilla, OR, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	5,000	5,028	(e)
Total Water & Sewer				6,686,917
Total Investments before Short-Term Investments (Cost — $85,236,883)				89,973,132
Short-Term Investments — 3.7%
Municipal Bonds — 3.7%
Health Care — 3.7%
Indiana State Finance Authority Hospital Revenue, Parkview Health System, LOC-Wells Fargo Bank N.A.	0.590%	11/1/39	2,500,000	2,500,000	(f)(g)
New Jersey State Health Care Facilities Financing Authority Revenue:
LOC-Wells Fargo Bank N.A.	0.600%	7/1/36	300,000	300,000	(f)(g)
Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.600%	7/1/36	630,000	630,000	(f)(g)
Total Short-Term Investments (Cost — $3,430,000)				3,430,000
Total Investments — 101.0% (Cost — $88,666,883#)				93,403,132
Liabilities in Excess of Other Assets — (1.0)%				(959,481)
Total Net Assets — 100.0%				$92,443,651

(a)	Security is purchased on a when-issued basis.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

8	Western Asset Oregon Municipals Fund 2016 Semi-Annual Report

Western Asset Oregon Municipals Fund

Abbreviations used in this schedule:
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
EDR	— Economic Development Revenue
GO	— General Obligation
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
SCA	— Syncora Capital Assurance Inc. — Insured Bonds
XLCA	— XL Capital Assurance Inc.

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	8.2%
AA/Aa	48.5
A	31.6
BBB/Baa	3.3
A-1/VMIG 1	3.7
NR***	4.7
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2016 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

October 31, 2016

Assets:
Investments, at value (Cost — $88,666,883)	$93,403,132
Cash	93,170
Interest receivable	1,070,712
Receivable for Fund shares sold	59,152
Receivable for securities sold	5,000
Prepaid expenses	9,635
Total Assets	94,640,801

Liabilities:
Payable for securities purchased	1,978,037
Payable for Fund shares repurchased	92,664
Investment management fee payable	32,375
Distributions payable	20,270
Service and/or distribution fees payable	17,254
Payable to broker — variation margin on open futures contracts	3,719
Trustees’ fees payable	101
Accrued expenses	52,730
Total Liabilities	2,197,150
Total Net Assets	$92,443,651

Net Assets:
Par value (Note 7)	$88
Paid-in capital in excess of par value	92,354,629
Undistributed net investment income	34,036
Accumulated net realized loss on investments and futures contracts	(4,730,430)
Net unrealized appreciation on investments and futures contracts	4,785,328
Total Net Assets	$92,443,651

See Notes to Financial Statements.

10	Western Asset Oregon Municipals Fund 2016 Semi-Annual Report

Net Assets:
Class A	$53,756,206
Class C	$17,425,502
Class I	$21,261,943

Shares Outstanding:
Class A	5,087,454
Class C	1,656,944
Class I	2,011,282

Net Asset Value:
Class A (and redemption price)	$10.57
Class C*	$10.52
Class I (and redemption price)	$10.57
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.04

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2016 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended October 31, 2016

Investment Income:
Interest	$1,810,014

Expenses:
Investment management fee (Note 2)	226,379
Service and/or distribution fees (Notes 2 and 5)	102,087
Transfer agent fees (Note 5)	18,443
Audit and tax fees	17,643
Legal fees	14,848
Shareholder reports	13,501
Registration fees	6,689
Fund accounting fees	4,212
Insurance	957
Trustees’ fees	811
Custody fees	615
Commitment fees (Note 8)	511
Miscellaneous expenses	3,432
Total Expenses	410,128
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(36,385)
Net Expenses	373,743
Net Investment Income	1,436,271

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	31,089
Futures contracts	(50,532)
Net Realized Loss	(19,443)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(1,217,011)
Futures contracts	39,911
Change in Net Unrealized Appreciation (Depreciation)	(1,177,100)
Net Loss on Investments and Futures Contracts	(1,196,543)
Increase in Net Assets From Operations	$239,728

See Notes to Financial Statements.

12	Western Asset Oregon Municipals Fund 2016 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended October 31, 2016 (unaudited) and the Year Ended April 30, 2016	October 31	April 30

Operations:
Net investment income	$1,436,271	$2,609,190
Net realized gain (loss)	(19,443)	90,746
Change in net unrealized appreciation (depreciation)	(1,177,100)	465,982
Increase in Net Assets From Operations	239,728	3,165,918

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,433,634)	(2,677,916)
Decrease in Net Assets From Distributions to Shareholders	(1,433,634)	(2,677,916)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	10,483,689	17,825,038
Reinvestment of distributions	1,322,908	2,462,781
Cost of shares repurchased	(3,314,965)	(12,199,642)
Increase in Net Assets From Fund Share Transactions	8,491,632	8,088,177
Increase in Net Assets	7,297,726	8,576,179

Net Assets:
Beginning of period	85,145,925	76,569,746
End of period*	$92,443,651	$85,145,925
*Includes undistributed net investment income of:	$34,036	$31,399

See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2016 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class A Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.70	$10.64	$10.43	$11.11	$11.01	$10.22

Income (loss) from operations:
Net investment income	0.18	0.36	0.39	0.41	0.41	0.43
Net realized and unrealized gain (loss)	(0.13)	0.07	0.21	(0.68)	0.10	0.79
Total income (loss) from operations	0.05	0.43	0.60	(0.27)	0.51	1.22

Less distributions from:
Net investment income	(0.18)	(0.37)	(0.39)	(0.41)	(0.41)	(0.43)
Total distributions	(0.18)	(0.37)	(0.39)	(0.41)	(0.41)	(0.43)

Net asset value, end of period	$10.57	$10.70	$10.64	$10.43	$11.11	$11.01
Total return[3]	0.41%	4.10%	5.80%	(2.37)%	4.71%	12.13%

Net assets, end of period (000s)	$53,756	$51,120	$44,689	$43,215	$53,270	$52,853

Ratios to average net assets:
Gross expenses	0.81%[4]	0.83%	0.85%	0.85%	0.83%	0.80%
Net expenses[5,6]	0.75 [4]	0.75	0.75	0.75	0.75	0.75
Net investment income	3.25 [4]	3.37	3.66	3.92	3.71	4.03

Portfolio turnover rate	3%	8%	11%	1%	8%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2016 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

See Notes to Financial Statements.

14	Western Asset Oregon Municipals Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class C Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.65	$10.59	$10.38	$11.05	$10.96	$10.17

Income (loss) from operations:
Net investment income	0.15	0.30	0.33	0.35	0.35	0.37
Net realized and unrealized gain (loss)	(0.13)	0.07	0.21	(0.67)	0.09	0.79
Total income (loss) from operations	0.02	0.37	0.54	(0.32)	0.44	1.16

Less distributions from:
Net investment income	(0.15)	(0.31)	(0.33)	(0.35)	(0.35)	(0.37)
Total distributions	(0.15)	(0.31)	(0.33)	(0.35)	(0.35)	(0.37)

Net asset value, end of period	$10.52	$10.65	$10.59	$10.38	$11.05	$10.96
Total return[3]	0.13%	3.53%	5.23%	(2.84)%	4.04%	11.56%

Net assets, end of period (000s)	$17,426	$17,346	$18,640	$19,635	$26,694	$28,838

Ratios to average net assets:
Gross expenses	1.38%[4]	1.39%	1.42%	1.43%	1.40%	1.36%
Net expenses[5,6]	1.30 [4]	1.30	1.30	1.30	1.30	1.30
Net investment income	2.70 [4]	2.83	3.11	3.38	3.16	3.48

Portfolio turnover rate	3%	8%	11%	1%	8%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2016 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2016 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class I Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.70	$10.65	$10.44	$11.11	$11.01	$10.22

Income (loss) from operations:
Net investment income	0.18	0.37	0.40	0.42	0.43	0.45
Net realized and unrealized gain (loss)	(0.13)	0.06	0.21	(0.67)	0.10	0.79
Total income (loss) from operations	0.05	0.43	0.61	(0.25)	0.53	1.24

Less distributions from:
Net investment income	(0.18)	(0.38)	(0.40)	(0.42)	(0.43)	(0.45)
Total distributions	(0.18)	(0.38)	(0.40)	(0.42)	(0.43)	(0.45)

Net asset value, end of period	$10.57	$10.70	$10.65	$10.44	$11.11	$11.01
Total return[3]	0.49%	4.16%	5.95%	(2.13)%	4.86%	12.30%

Net assets, end of period (000s)	$21,262	$16,680	$13,241	$10,649	$12,536	$11,873

Ratios to average net assets:
Gross expenses	0.73%[4]	0.76%	0.80%	0.84%	0.77%	0.70%
Net expenses[5,6]	0.60 [4]	0.60	0.60	0.60	0.60	0.60
Net investment income	3.40 [4]	3.52	3.81	4.07	3.86	4.16

Portfolio turnover rate	3%	8%	11%	1%	8%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

See Notes to Financial Statements.

16	Western Asset Oregon Municipals Fund 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Oregon Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

Western Asset Oregon Municipals Fund 2016 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18	Western Asset Oregon Municipals Fund 2016 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$89,973,132	—	$89,973,132
Short-term investments†	—	3,430,000	—	3,430,000
Total investments	—	$93,403,132	—	$93,403,132
Other financial instruments:
Futures contracts	$49,079	—	—	$49,079
Total	$49,079	$93,403,132	—	$93,452,211

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Oregon.

(d) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset Oregon Municipals Fund 2016 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

20	Western Asset Oregon Municipals Fund 2016 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets up to $500 million and 0.48% of the Fund’s average daily net assets in excess of $500 million.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class I shares did not exceed 0.75%, 1.30% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended October 31, 2016, fees waived and/or expenses reimbursed amounted to $36,385.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended October 31, 2016, LMIS and its affiliates retained sales charges of $3,801 on sales of the Fund’s Class A shares. In addition, for the six months ended October 31, 2016, CDSCs paid to LMIS and its affiliates were:

Class C
CDSCs	$60

Western Asset Oregon Municipals Fund 2016 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended October 31, 2016, such purchase and sale transactions (excluding accrued interest) were $16,255,000 and $14,600,000, respectively.

3. Investments

During the six months ended October 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$13,540,863
Sales	2,978,936

At October 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,925,842
Gross unrealized depreciation	(189,593)
Net unrealized appreciation	$4,736,249

At October 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	7	12/16	$1,188,110	$1,139,031	$49,079

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2016.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$49,079

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

22	Western Asset Oregon Municipals Fund 2016 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended October 31, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(50,532)
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$39,911

During the six months ended October 31, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$1,201,857

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at October 31, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3,4]	Net Amount
Futures contracts[5]	$3,719	$(3,719)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	See the Schedule of Investments for securities pledged as collateral.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Oregon Municipals Fund 2016 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

For the six months ended October 31, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$40,207	$6,147
Class C	61,880	3,397
Class I	—	8,899
Total	$102,087	$18,443

For the six months ended October 31, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$16,742
Class C	6,889
Class I	12,754
Total	$36,385

6. Distributions to shareholders by class

	Six Months Ended October 31, 2016	Year Ended April 30, 2016
Net Investment Income:
Class A	$868,826	$1,632,825
Class C	237,896	510,676
Class I	326,912	534,415
Total	$1,433,634	$2,677,916

7. Shares of beneficial interest

At October 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended October 31, 2016		Year Ended April 30, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	399,528	$4,292,700	960,553	$10,181,079
Shares issued on reinvestment	75,617	812,108	143,951	1,525,612
Shares repurchased	(165,871)	(1,775,952)	(526,180)	(5,573,458)
Net increase	309,274	$3,328,856	578,324	$6,133,233

24	Western Asset Oregon Municipals Fund 2016 Semi-Annual Report

	Six Months Ended October 31, 2016		Year Ended April 30, 2016
	Shares	Amount	Shares	Amount
Class C
Shares sold	84,548	$905,740	112,433	$1,186,488
Shares issued on reinvestment	20,712	221,414	44,600	470,418
Shares repurchased	(77,345)	(824,802)	(288,038)	(3,033,609)
Net increase (decrease)	27,915	$302,352	(131,005)	$(1,376,703)

Class I
Shares sold	492,385	$5,285,249	609,250	$6,457,471
Shares issued on reinvestment	26,938	289,386	44,018	466,751
Shares repurchased	(66,393)	(714,211)	(338,731)	(3,592,575)
Net increase	452,930	$4,860,424	314,537	$3,331,647

8. Redemption facility

Effective November 24, 2015, the Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended October 31, 2016, the Fund incurred a commitment fee in the amount of $511. The Fund did not utilize the Redemption Facility during the six months ended October 31, 2016.

9. Capital loss carryforward

As of April 30, 2016, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
4/30/2017	$(700,129)
4/30/2018	(1,614,605)
4/30/2019	(231,554)
$(2,546,288)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $2,187,677, which have no expiration date, must be used first to offset any such gains.

Western Asset Oregon Municipals Fund 2016 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

11. Subsequent event

Effective November 21, 2016, the Redemption Facility was renewed for a 364-day term. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets.

26	Western Asset Oregon Municipals Fund 2016 Semi-Annual Report

Western Asset

Oregon Municipals Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Oregon Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Oregon Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Oregon Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02820 12/16 SR16-2920

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	December 22, 2016